CONCENTRATION OF RISKS (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) Developer Customer Channel	Dec. 31, 2020 Developer Customer	Dec. 31, 2019 Customer Developer
Concentration of risk [Abstract]
Number of third-party game developers | Developer	0	0	0
Number of major customers | Customer	0	0	0
Number of distribution channels | Channel	1
Minimum amount of single remittance may not be processed without approval	$ 1
Minimum amount of annual aggregate remittance may not be processed without approval	$ 50
Minimum [Member]
Concentration of risk [Abstract]
Term of game license agreements	2 years
Maximum [Member]
Concentration of risk [Abstract]
Term of game license agreements	7 years
Sales Revenue [Member] | Customer Concentration Risk [Member] | Distribution Channel Risk [Member]
Concentration of risk [Abstract]
Concentration of risks	19.00%	22.00%	21.00%